COSTS AND EXPENSES BY NATURE - Schedule of gain (losses) from restructuring activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Material income and expense [abstract]
Renegotiation of fleet contracts	$ 0	$ 0	$ (483,068)
Legal advice	0	0	(323,204)
Employee restructuring plan	0	0	(80,407)
Rejection of IT contracts	0	0	(2,586)
Gains resulting from the settlement of Chapter 11 claims	0	0	2,550,306
Others	0	0	18,893
Total	$ 0	$ 0	$ 1,679,934